Cost of Sales - Schedule of Cost of Sales (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Sales [Line Items]
Total cost of sales from continuing operations	$ 397,937
Platform Services [Member]
Schedule of Cost of Sales [Line Items]
Total cost of sales from continuing operations	$ 397,937